OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Warranty accruals	$ 6,607	$ 6,202
Accrued expenses	9,204	8,632
Accrued commission	4,412	3,466
Employees and related expenses	7,225	5,658
Tax authorities	5,106	3,837
Other payables	41	36
Other payables and accrued expenses	$ 32,595	$ 27,831